Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share (Parentheticals) - Roth CH Acquisition IV Co. [Member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Redeemable Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	2,378,249	11,500,000	11,425,027	4,505,479
Diluted net loss per common share	$ (0.07)	$ (0.01)	$ (0.01)	$ (0.05)
Non-Redeemable Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	3,336,500	3,336,500	3,336,500	2,827,725
Diluted net loss per common share	$ (0.07)	$ (0.01)	$ (0.01)	$ (0.05)